As filed with the SEC on August 28, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2009 – June 30, 2009

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of June 30, 2009 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.5%
Fannie Mae
4.50%, 07/25/2021		$1,773	$1,815
5.00%, 06/25/2019 - 03/01/2039		6,025	6,215
5.50%, 07/01/2038 - 11/01/2038		6,267	6,479
Freddie Mac
4.25%, 10/15/2026		982	995
Total U.S. Government Agency Obligations (cost $15,116)			15,504

FOREIGN GOVERNMENT OBLIGATION - 2.9%
France Government Bond
4.00%, 04/25/2018	EUR	2,500	3,611
Total Foreign Government Obligation (cost $3,186)

MORTGAGE-BACKED SECURITIES - 5.3%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 -144A		$1,555	1,391
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 -144A		1,100	1,078
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.59%, 12/26/2037 -144A		692	611
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 -144A		629	596
Series 2009-R7, Class 12A1
5.50%, 08/26/2036 -144A		702	618
Series 2009-R9, Class 1A1
5.84%, 12/31/2049 -144A		720	643
Small Business Administration Trust
Series 2006-1A, Class D
5.85%, 11/15/2036 -144A		1,212	1,091
Series 2006-1A, Class E
6.17%, 11/15/2036 -144A		540	481
Total Mortgage-Backed Securities (cost $6,819)			6,509

CORPORATE DEBT SECURITIES - 74.5%
Auto Components - 1.6%
Johnson Controls, Inc.
5.25%, 01/15/2011		1,300	1,314
Tenneco, Inc.
8.13%, 11/15/2015		895	707
Automobiles - 0.8%
Daimler Finance North America LLC
8.00%, 06/15/2010		1,000	1,032
Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A		1,200	1,336
Bacardi, Ltd.
7.45%, 04/01/2014 -144A		1,150	1,227
Building Products - 1.0%
CRH America, Inc.
5.30%, 10/15/2013		770	717
6.95%, 03/15/2012		565	568
Chemicals - 3.8%
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/2019 -144A		585	610
Cytec Industries, Inc.
8.95%, 07/01/2017		580	578
Dow Chemical Co.
8.55%, 05/15/2019		1,300	1,303
Lubrizol Corp.
8.88%, 02/01/2019		1,060	1,232
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 Ђ		765	340
Yara International ASA
7.88%, 06/11/2019 -144A		650	677
Commercial Banks - 3.2%
Barclays Bank PLC
7.70%, 04/25/2018 -144A ¡ Ž		1,140	947
BB&T Corp.
6.85%, 04/30/2019		1,105	1,149
Scotland International Finance
6.50%, 02/15/2011 -144A		1,310	1,247
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A ¡		815	619
Commercial Services & Supplies - 1.3%
Hertz Corp.
10.50%, 01/01/2016		335	298
Protection One Alarm Monitoring, Inc.
12.00%, 11/15/2011		1,265	1,259
Construction Materials - 2.6%
Lafarge SA
6.15%, 07/15/2011		1,540	1,556
Martin Marietta Materials, Inc.
6.88%, 04/01/2011		1,100	1,146
Texas Industries, Inc.
7.25%, 07/15/2013		500	449
Consumer Finance - 1.8%
Cardtronics, Inc.
9.25%, 08/15/2013 Ђ		525	470
Discover Financial Services
1.17%, 06/11/2010 *		1,000	942
Ford Motor Credit Co. LLC
7.88%, 06/15/2010		870	826
Containers & Packaging - 2.9%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 -144A		2,375	2,339
Rexam PLC
6.75%, 06/01/2013 -144A		1,180	1,143
Diversified Financial Services - 9.7%
American Honda Finance Corp.
5.13%, 12/15/2010 -144A		1,250	1,233
Bank of America Corp.
0.91%, 06/15/2016 *		1,850	1,375
8.00%, 01/30/2018 ¡ Ž		2,250	1,880
Bear Stearns Cos., Inc.
7.25%, 02/01/2018		1,700	1,792
Glencore Funding LLC
6.00%, 04/15/2014 -144A		1,500	1,239
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A		1,295	1,213
JPMorgan Chase & Co.
7.90%, 04/30/2018 ¡ Ž		1,750	1,531
Pemex Finance, Ltd.
9.03%, 02/15/2011		1,365	1,461

The notes are an integral part of this report.

Transamerica Income Shares, Inc.	June 30, 2009 Form NQ

	Principal	Value
Diversified Financial Services - (continued)
Sensus Metering Systems, Inc.
8.63%, 12/15/2013	$300	$282
Diversified Telecommunication Services - 2.0%
Sprint Capital Corp.
7.63%, 01/30/2011	1,300	1,285
Telefonica Europe BV
7.75%, 09/15/2010	1,170	1,234
Electric Utilities - 0.1%
Energy Future Holdings Corp.
10.88%, 11/01/2017 Ђ	200	146
Electronic Equipment & Instruments - 1.7%
Belden, Inc.
9.25%, 06/15/2019 -144A	950	920
Tyco Electronics, Ltd.
6.55%, 10/01/2017	1,334	1,211
Energy Equipment & Services - 1.2%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	610	680
Knight, Inc.
6.50%, 09/01/2012	860	841
Food & Staples Retailing - 1.7%
Ingles Market, Inc.
8.88%, 05/15/2017 -144A	1,055	1,039
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	1,200	1,182
Food Products - 2.3%
ConAgra Foods, Inc.
9.75%, 03/01/2021	235	285
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	1,100	1,059
Michael Foods, Inc.
8.00%, 11/15/2013	1,500	1,463
Gas Utilities - 0.8%
EQT Corp.
8.13%, 06/01/2019	890	953
Hotels, Restaurants & Leisure - 3.1%
Carrols Corp.
9.00%, 01/15/2013	450	422
MGM Mirage, Inc.
8.38%, 02/01/2011	1,645	1,316
Mohegan Tribal Gaming Authority
8.00%, 04/01/2012	400	304
Pokagon Gaming Authority
10.38%, 06/15/2014 -144A	1,000	980
Yum! Brands, Inc.
8.88%, 04/15/2011	755	824
Household Durables - 1.4%
Lennar Corp.
12.25%, 05/15/2017 -144A	450	473
Whirlpool Corp.
8.00%, 05/01/2012	1,180	1,221
Household Products - 0.5%
Sealy Mattress Co.
8.25%, 06/15/2014	800	658
Industrial Conglomerates - 0.5%
Susser Holdings LLC
10.63%, 12/15/2013	624	626
Insurance - 2.0%
MetLife, Inc.
7.72%, 02/15/2019	1,375	1,471
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	2,004	983
Machinery - 0.8%
Polypore, Inc.
8.75%, 05/15/2012	450	399
Titan International, Inc.
8.00%, 01/15/2012	600	543
Media - 3.1%
Comcast Cable Holdings LLC
9.80%, 02/01/2012	1,500	1,688
Historic TW, Inc.
9.13%, 01/15/2013	1,050	1,156
Omnicom Group, Inc.
5.90%, 04/15/2016	1,035	1,037
Metals & Mining - 4.9%
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	1,165	1,258
ArcelorMittal
5.38%, 06/01/2013	680	651
Falconbridge, Ltd.
7.35%, 06/05/2012	605	601
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	1,000	1,008
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,100	1,223
Vale Overseas, Ltd.
6.25%, 01/23/2017	1,250	1,261
Multiline Retail - 1.6%
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	1,395	1,270
Nordstrom, Inc.
6.75%, 06/01/2014	655	681
Multi-Utilities - 1.6%
Black Hills Corp.
9.00%, 05/15/2014	640	657
Sempra Energy
9.80%, 02/15/2019	1,090	1,320
Oil, Gas & Consumable Fuels - 5.4%
Berry Petroleum Co.
10.25%, 06/01/2014	225	227
Energy Transfer Partners, LP
9.70%, 03/15/2019	1,000	1,147
Enterprise Products Operating, LP
8.38%, 08/01/2066 ¡	600	483
Husky Energy, Inc.
7.25%, 12/15/2019	420	459
Opti Canada, Inc.
8.25%, 12/15/2014	1,000	660
PetroHawk Energy Corp.
9.13%, 07/15/2013	1,000	995
Petroleum Development Corp.
12.00%, 02/15/2018	400	336
Teppco Partners, LP
7.00%, 06/01/2067 ¡	1,300	976
Weatherford International, Ltd.
9.63%, 03/01/2019	1,200	1,412
Paper & Forest Products - 1.3%
Exopack Holding, Inc.
11.25%, 02/01/2014	475	390
Weyerhaeuser Co.
6.75%, 03/15/2012	1,255	1,255
Pipelines - 0.6%
Regency Energy Partners
9.38%, 06/01/2016 -144A	750	726

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Real Estate Investment Trusts - 2.5%
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	$1,260	$1,255
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	1,515	1,239
Westfield Capital Corp.
4.38%, 11/15/2010 -144A	650	636
Real Estate Management & Development - 0.3%
Post Apartment Homes, LP
5.45%, 06/01/2012	380	345
Road & Rail - 1.0%
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	320	275
12.50%, 04/01/2016 -144A	1,000	1,015
Specialty Retail - 1.7%
Michaels Stores, Inc.
11.38%, 11/01/2016	1,100	721
Staples, Inc.
9.75%, 01/15/2014	1,170	1,307
Tobacco - 0.9%
Alliance One International, Inc.
11.00%, 05/15/2012	450	470
Lorillard Tobacco Co.
8.13%, 06/23/2019	565	585
Wireless Telecommunication Services - 0.7%
Centennial Communications Corp.
6.96%, 01/01/2013 *	880	876
Total Corporate Debt Securities (cost $89,049)		92,156

	Shares
CONVERTIBLE PREFERRED STOCK - 0.4%
Road & Rail - 0.4%
Kansas City Southern, 5.13% 	710	534
Total Convertible Preferred Stock (cost $606)

PREFERRED STOCK - 0.6%
Diversified Telecommunication Services - 0.6%
Centaur Funding Corp. 9.08% -144A 	852	686
Total Preferred Stock (cost $838)

	Principal
CONVERTIBLE BONDS - 1.7%
Containers & Packaging - 0.3%
Sealed Air Corp.
3.00%, 06/30/2033 -144A	$390	390
Diversified Telecommunication Services - 0.9%
Lucent Technologies, Inc.
2.88%, 06/15/2023 Ђ	1,150	1,090
Software - 0.5%
Symantec Corp.
0.75%, 06/15/2011	650	655
Total Convertible Bonds (cost $1,982)		2,135

PREFERRED CORPORATE DEBT SECURITY - 1.0%
Commercial Banks - 1.0%
Rabobank Nederland NV
11.00%, 06/30/2019 -144A ¡ Ž	1,095	1,218
Total Preferred Corporate Debt Security (cost $1,150)

REPURCHASE AGREEMENT - 0.4%
State Street Repurchase Agreement
0.01%, dated 06/30/2009, to be repurchased at $439 on 07/01/2009 •	439	439
Total Repurchase Agreement (cost $439)

Total Investment Securities (cost $119,185) #		122,792
Other Assets and Liabilities - Net		913

Net Assets		$123,705

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	(Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized (Depreciation)
Euro	(2,601)	07/31/2009	$(3,395)	$(255)

NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 06/30/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
*	Floating or variable rate note. Rate is listed as of 06/30/2009.
	Rate shown reflects the yield at 06/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.61%, a maturity date of 05/25/2036, and with a market value plus accrued interest of $448.
#

Aggregate cost for federal income tax purposes is $119,185. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,685 and $3,078, respectively. Net unrealized appreciation for tax purposes is $3,607.

The notes are an integral part of this report.

(all amounts in thousands)

(unaudited)

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2009, these securities aggregated $33,641, or 27.19%, of the Fund’s net assets.

EUR	Euro
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Industrials	$—	$534	$—	$534
Equities - Telecommunication Services	686	—	—	686
Fixed Income - Consumer Discretionary	—	15,344	—	15,344
Fixed Income - Consumer Staples	—	11,970	—	11,970
Fixed Income - Energy	—	7,530	—	7,530
Fixed Income - Financials	—	25,353	—	25,353
Fixed Income - Foreign Government Obligation	—	3,611	—	3,611
Fixed Income - Industrials	—	9,243	—	9,243
Fixed Income - Information Technology	—	1,866	—	1,866
Fixed Income - Materials	—	16,642	—	16,642
Fixed Income - Mortgage-Backed Security	—	6,509	—	6,509
Fixed Income - Telecommunication Services	—	4,485	—	4,485
Fixed Income - U.S. Government Agency Obligation	—	15,504	—	15,504
Fixed Income - Utilities	—	3,076	—	3,076
Cash & Cash Equivalent - Repurchase Agreement	—	439	—	439
Total	$1,264	$121,528	$—	$122,792

Other Financial Instruments *	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contract	$—	$(255)	$—	$(255)
Total	$—	$(255)	$—	$(255)

* Other financial instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report.

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS

At June 30, 2009

(all amounts in thousands)

(unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.  The Fund’s investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

Securities Valuations:  The Fund values it’s investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund’s investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Trustees.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, at June 30, 2009, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund’s Schedule of Investments.

Repurchase agreements: The Fund may enter into repurchase agreements. The Fund, through it’s custodian, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund is maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Transamerica Income Shares, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At June 30, 2009

(all amounts in thousands)

(unaudited)

Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing it’s investment objectives. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2009 are listed in the Schedule of Investments.

Securities lending: The Fund may lend securities to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase it’s net investment income through the receipt of interest (after rebates and fees). At June 30, 2009, the Fund did not have any securities on loan.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	August 28, 2009

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	August 28, 2009